COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	Dec. 31, 2025 GHS (GH₵)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 19, 2022 USD ($)
Other Commitments [Line Items]
Additional amount of lawsuit claim from local government for an annual business operating permit	GH₵ 90,000	$ 9,000
Restricted cash		$ 296,322	$ 296,322	$ 296,322	$ 296,322
Term of lease of Kibi Project	15 years	15 years
Ghanaian subsidiary [Member]
Other Commitments [Line Items]
Outstanding annual mineral right fees						$ 11,714,800
Ghana Revenue Agency [Member]
Other Commitments [Line Items]
Tax Liability		$ 1,186,701
Additional tax liability		$ 356,281